Asset Disposal and Exit Costs - Schedule of Liabilities Recorded (Detail) (Idaho Dairy Farm [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Costs incurred and charged to expense	$ 3,300		$ 3,306
Costs paid or otherwise settled		1,360	0
Balance at December 31, 2013	3,306	1,540	3,306
Lease Liability [Member]
Restructuring Cost and Reserve [Line Items]
Costs incurred and charged to expense			2,674
Costs paid or otherwise settled		762	0
Balance at December 31, 2013	2,674	1,561	2,674
Severance and related costs [Member]
Restructuring Cost and Reserve [Line Items]
Costs incurred and charged to expense			632
Costs paid or otherwise settled		598	0
Balance at December 31, 2013	$ 632	$ (21)	$ 632